EMPLOYEE RELATED LIABILITIES (Schedule of Components of Net Periodic Benefit Cost Recognized in Other Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net periodic benefit cost
Amortization of transition obligation (asset)
Postretirement Medical Plan [Member]
Net periodic benefit cost
Service cost	24	32	146
Interest cost	118	126	399
Expected return on the plan's assets
Amortization of transition obligation (asset)
Amortization of prior service costs	(1,737)	(1,703)	(244)
Amortization of net (gain) or loss	(227)	(132)
Total net periodic benefit cost	(1,822)	(1,677)	301
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period		(91)	(3,851)
Net (gain) or loss for the period	558	(668)	(1,355)
Amortization of transition obligation (asset)
Amortization of prior service costs	1,737	1,703	244
Amortization of net gain or (loss)	227	132
Total recognized in other comprehensive income (expense)	2,522	1,076	(4,962)
Total recognized in net periodic benefit cost and other comprehensive income (expense)	700	(601)	(4,661)
Weighted average assumptions used:
Discount rate	5.20%	4.30%	5.20%
Expected return on plan assets, USA employees
Rate of compensation increases
Assumed health care cost trend rates:
Measurement date	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Postretirement Medical Plan [Member] | Pre 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	7.75%	8.25%	8.25%
Ultimate rate	5.00%	5.00%	5.00%
Year the ultimate rate is reached	2022	2022	2022
Postretirement Medical Plan [Member] | Post 65 [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for current year	25.00%	35.00%	35.00%
Ultimate rate	5.00%	5.00%	5.00%
Year the ultimate rate is reached	2022	2022	2022
Pension Plan [Member]
Net periodic benefit cost
Service cost
Interest cost	796	732	761
Expected return on the plan's assets	(1,257)	(948)	(817)
Amortization of transition obligation (asset)
Amortization of prior service costs	3
Amortization of net (gain) or loss		97	70
Total net periodic benefit cost	(458)	(119)	14
Other changes in plan assets and benefits obligations recognized in other comprehensive income
Prior service cost for the period		93
Net (gain) or loss for the period	3,117	(4,696)	1,000
Amortization of transition obligation (asset)
Amortization of prior service costs	(3)
Amortization of net gain or (loss)		(97)	(70)
Total recognized in other comprehensive income (expense)	3,114	(4,700)	930
Total recognized in net periodic benefit cost and other comprehensive income (expense)	$ 2,656	$ (4,819)	$ 944
Weighted average assumptions used:
Discount rate	5.10%	4.30%	5.10%
Expected return on plan assets, USA employees	7.50%	7.50%	7.50%
Rate of compensation increases